United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-21622

Thrivent Cash Management Trust
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Cash Management Trust
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190
Date of fiscal year end: October 31
Date of reporting period: October 31, 2025

Item 1. Report to Stockholders

(a)           A copy of the registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended, is filed herewith.

(b)           Not applicable.

Thrivent Cash Management Trust

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Cash Management Trust (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventcmt.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Fund	$5	0.05%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Cash Management Trust earned a return of 4.46%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 6.16% over the same period.

How did the Fund perform over the past 10 years?

	FundFootnote Reference1	Bloomberg U.S. Aggregate Bond Index
10/15	10,000	10,000
10/16	10,031	10,437
10/17	10,111	10,531
10/18	10,283	10,315
10/19	10,519	11,502
10/20	10,606	12,214
10/21	10,609	12,155
10/22	10,717	10,249
10/23	11,247	10,286
10/24	11,855	11,370
10/25	12,385	12,071
Average Annual Total Returns *	1 year	5 year	10 year
FundFootnote Reference1	4.46%	3.15%	2.16%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 All data represents past performance. Past performance cannot be used to predict future results. The investment return and principal value of the investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Advisory Fees Paid
$514,596,189	66	$211,006

What did the Fund invest in?

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventcmt.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

Portfolio Composition (% of Portfolio)

Value	Value
U.S. Government Agency Debt (if categorized as coupon-paying notes)	36.2%
U.S. Treasury Debt	33.4%
Investment Company	20.0%
U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash	5.7%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)	4.7%

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Cash Management Trust

Annual Shareholder Report - October 31, 2025

Item 2. Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments made to or waivers granted under the code of ethics during the period covered by this report. The registrant’s code of ethics is filed herewith pursuant to Item 19(a)(1) of this Form N-CSR.

Item 3. Audit Committee Financial Expert

Registrant’s board of trustees has determined that Robert J. Chersi, an independent trustee, is the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services

(a)        Audit Fees

The aggregate fees billed by registrant’s independent public accountants, PricewaterhouseCoopers LLP (“PwC”), for each of the last two fiscal years for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $22,350 for the year ended October 31, 2024 and $23,000 for the year ended October 31, 2025.

(b)        Audit-Related Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for assurance and other services that are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a) were $0 for the year ended October 31, 2024 and $0 for the year ended October 31, 2025.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for assurance and other services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2024 and $0 for the year ended October 31, 2025.

(c)        Tax Fees

The aggregate tax fees PwC billed to registrant for each of the last two fiscal years for tax compliance, tax advice and tax planning services were $5,861 for the year ended October 31, 2024 and $5,775 for the year ended October 31, 2025.  These fees include payment for tax return compliance services, excise distribution review services, and other tax related matters.  The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2024 and $0 for the year ended October 31, 2025.

(d)        All Other Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for the years ended October 31, 2024 and October 31, 2025.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for the year ended October 31, 2024 and $0 for the year ended October 31, 2025.  These figures are also reported in response to item 4(g) below.

(e)        Registrant’s audit committee charter provides that the audit committee (comprised of the independent Trustees of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant. In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting. Registrant’s audit committee pre-approved all fees described above that PwC billed to registrant.

(f)         Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended October 31, 2025 were for work performed by persons other than full-time permanent employees of PwC.

(g)        The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ending October 31, 2024 and October 31, 2025 were $0 for each respective year.  These figures are also reported in response to item 4(d) above.

(h)        Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

(i)         Not applicable.

(j)         Not applicable.

Item 5. Audit Committee of Listed Registrants

(a)        Not applicable.

(b)        Not applicable.

Item 6. Investments

(a)          Registrant’s Schedules of Investments are included in the financial statements filed under Item 7 of this Form N-CSR.

(b)           Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The registrant’s audited financial statements and financial highlights as of the end of the period covered by this report are included in this Form N-CSR.
Financial Statements and Additional
Information
October 31, 2025
Thrivent Cash Management Trust

Table of Contents
Report of Independent Registered Public Accounting Firm 2
Schedule of Investments 3
Statement of Assets and Liabilities 5
Statement of Operations 6
Statement of Changes in Net Assets 7
Notes to Financial Statements 8
Financial Highlights 14
Changes in and Disagreements with Accountants (Item 8) 16
Proxy Disclosures (Item 9) 17
Remuneration Paid to Directors, Officers, and Others (Item 10) 18
Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11) 19

To the Board of Trustees and Shareholders of Thrivent Cash Management Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Thrivent Cash Management
Trust (the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the relevant ethical requirements relating to our audit, which include standards of the American Institute of Certified Public Accountants (AICPA) Code of Professional Conduct, as well as
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.
We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 17, 2025
We have served as the auditor of one or more investment companies in the Thrivent Financial investment company complex since 1987.
Report of Independent Registered Public Accounting Firm

Thrivent Cash Management Trust
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Investment Company 20.3%
a
Value
BlackRock Liquidity FedFund
$ 10,000 3.982%  $ 10,000
Dreyfus Government Cash
Management Fund
10,000 4.004%  10,000
Goldman Sachs Financial Square
Funds - Government Fund
3,100,000 4.055%  3,100,000
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio
610,000 4.004%  610,000
State Street Institutional U.S.
Government Money Market Fund
100,650,000 4.014%  100,650,000
Total 104,380,000
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes) 36.7%
a
Value
Federal Agricultural Mortgage
Corporation
5,000,000
4.105% (SOFRRATE +
0.065%), 11/25/2025
b
5,000,000
4,000,000
4.060% (SOFRRATE +
0.020%), 12/8/2025
b
4,000,000
5,000,000
4.140% (SOFRRATE +
0.100%), 8/14/2026
b
5,000,197
2,500,000
4.200% (SOFRRATE +
0.160%), 8/18/2027
b
2,500,000
Federal Farm Credit Bank
5,000,000
3.930% (FCPR DLY +
-3.070%), 11/28/2025
b
5,000,136
5,000,000
4.055% (SOFRRATE +
0.015%), 3/30/2026
b
5,000,000
15,000,000
4.020% (FEDL 1M + 0.150%),
4/24/2026
b
15,000,000
5,000,000
3.955% (FEDL 1M + 0.085%),
5/7/2026
b
5,000,000
5,000,000
4.085% (SOFRRATE +
0.045%), 6/18/2026
b
5,000,000
2,000,000
3.945% (FEDL 1M + 0.075%),
8/11/2026
b
2,000,000
5,000,000
4.090% (SOFRRATE +
0.050%), 8/18/2026
b
5,000,000
5,000,000
4.110% (SOFRRATE +
0.070%), 10/13/2026
b
5,000,000
5,000,000
4.110% (SOFRRATE +
0.070%), 10/21/2026
b
5,000,000
5,000,000
4.105% (SOFRRATE +
0.065%), 11/27/2026
b
5,000,000
5,000,000
4.180% (SOFRRATE +
0.140%), 12/2/2026
b
5,000,000
1,000,000
4.125% (SOFRRATE +
0.085%), 1/27/2027
b
1,000,000
5,000,000
4.140% (SOFRRATE +
0.100%), 4/6/2027
b,c
5,000,000
1,000,000
4.030% (FEDL 1M + 0.160%),
9/10/2027
b
1,000,000
2,000,000
4.345% (SOFRRATE +
0.125%), 11/3/2027
b,c
2,000,000
Federal Home Loan Bank
10,000,000
4.125% (SOFRRATE +
0.085%), 11/21/2025
b
10,000,000
5,000,000
4.040% (SOFRRATE FLAT),
1/5/2026
b
5,000,000
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes)  36.7%
a
Value
$ 5,000,000
4.070% (SOFRRATE +
0.030%), 2/5/2026
b
$ 5,000,000
5,000,000
4.045% (SOFRRATE +
0.005%), 2/27/2026
b
5,000,000
5,000,000
4.055% (SOFRRATE +
0.015%), 3/27/2026
b
5,000,000
5,000,000
4.090% (SOFRRATE +
0.050%), 7/20/2026
b
5,000,000
5,000,000
4.225% (SOFRRATE +
0.185%), 11/4/2026
b
5,002,349
5,000,000
4.125% (SOFRRATE +
0.085%), 11/6/2026
b
5,000,000
2,000,000
4.215% (SOFRRATE +
0.175%), 12/16/2026
b
2,000,000
7,000,000
4.130% (SOFRRATE +
0.090%), 3/30/2027
b
6,996,497
Federal Home Loan Mortgage
Corporation
2,500,000
4.180% (SOFRRATE +
0.140%), 9/22/2027
b
2,500,000
2,500,000
4.180% (SOFRRATE +
0.140%), 10/6/2027
b
2,500,000
Federal National Mortgage
Association
2,500,000 0.500% , 11/7/2025 2,498,503
7,500,000
4.180% (SOFRRATE +
0.140%), 12/11/2026
b
7,504,464
U.S. International Development
Finance Corporation
7,264,957
4.150% (T-BILL 3M FLAT),
11/7/2025
b
7,264,957
1,048,000
4.350% (T-BILL 3M FLAT),
11/7/2025
b
1,048,000
4,170,231
4.350% (T-BILL 3M FLAT),
11/7/2025
b
4,170,231
7,279,875
4.350% (T-BILL 3M FLAT),
11/7/2025
b
7,279,875
2,702,000
4.350% (T-BILL 3M FLAT),
11/7/2025
b
2,702,000
2,702,000
4.350% (T-BILL 3M + 8.150%),
11/7/2025
b
2,702,000
3,782,800
4.350% (T-BILL 3M FLAT),
11/7/2025
b
3,782,800
3,782,800
4.350% (T-BILL 3M FLAT),
11/7/2025
b
3,782,800
Total 189,234,809
Principal
Amount
U.S. Government Agency Debt
(if categorized as no-coupon
discount notes) 4.8%
a
Value
Federal Agricultural Mortgage
Corporation
10,000,000 3.980% , 12/9/2025 9,957,989
Federal Farm Credit Bank
2,000,000 4.250% , 11/4/2025 1,999,292
Federal Home Loan Bank
2,500,000 3.950% , 11/12/2025 2,496,983
367,000 4.000% , 12/1/2025 365,777
550,000 4.000% , 12/2/2025 548,105
4,000,000 3.890% , 1/2/2026 3,973,202

Thrivent Cash Management Trust
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
(if categorized as no-coupon
discount notes)  4.8%
a
Value
Federal Home Loan Mortgage
Corporation
$ 5,000,000 4.030% , 11/21/2025 $ 4,988,805
Total 24,330,153
Principal
Amount U.S. Treasury Debt 33.9%
a
Value
U.S. Treasury Bills
7,000,000 4.071% , 11/4/2025 6,997,625
12,500,000 4.015% , 11/6/2025 12,493,030
14,000,000 4.171% , 11/12/2025 13,982,157
5,000,000 4.004% , 11/13/2025
c
4,993,326
34,000,000 4.107% , 11/18/2025 33,934,060
7,500,000 3.990% , 11/20/2025 7,484,207
10,000,000 3.980% , 11/25/2025 9,973,470
47,000,000 4.007% , 11/28/2025 46,858,751
5,000,000 3.850% , 12/2/2025
c
4,985,028
20,500,000 3.892% , 12/11/2025 20,411,353
5,000,000 3.935% , 12/16/2025 4,975,406
7,500,000 3.892% , 12/23/2025 7,457,835
Total 174,546,248
Principal
Amount
U.S. Treasury Repurchase
Agreement, if collateralized only
by U.S. Treasuries (including
Strips) and cash 5.8%
a
Value
RBC Dominion Securities
30,000,000 4.100% , 11/3/2025
d
30,000,000
Total 30,000,000
Total Investments (at amortized
cost) 101.5% $522,491,210
Other Assets and Liabilities,
Net (1.5)% (7,895,021)
Total Net Assets 100.0% $514,596,189
a The interest rate shown reflects the yield.
b Denotes variable rate securities. The rate shown is as
of October 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Repurchase agreement dated October 31, 2025,
$30,010,250 maturing November 3, 2025, collateralized by
$30,610,474 U.S. Government or related agency securities,
0.125%-4.875%, due November 30, 2025 - February 15,
2053 .
Reference Rate Index:
FCPR DLY - Federal Reserve Bank Prime Loan Daily Rate
FEDL 1M - Federal Funds 1 Month Rate
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
Cost for federal income tax purposes $522,491,210
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Cash Management Trust's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Investment Company 104,380,000 104,380,000 – –
U.S. Government Agency Debt (if
categorized as coupon-paying
notes) 189,234,809 – 189,234,809 –
U.S. Government Agency Debt (if
categorized as no-coupon
discount notes) 24,330,153 – 24,330,153 –
U.S. Treasury Debt 174,546,248 – 174,546,248 –
U.S. Treasury Repurchase Agreement,
if collateralized only by U.S.
Treasuries (including Strips) and
cash 30,000,000 – 30,000,000 –
Total Investments at Amortized Cost $522,491,210 $104,380,000 $418,111,210 $–

Thrivent Cash Management Trust
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of October 31, 2025
Cash
Management
Trust
Assets
Investments in unaffiliated securities at cost $522,491,210
Investments in affiliated securities at cost $—
Investments in unaffiliated securities at value 522,491,210
*
Dividends and interest receivable 1,291,621
Prepaid expenses 2,411
Prepaid trustee fees 1,529
Receivable for:
Expense reimbursements 2,171
Total Assets 523,788,942
Liabilities
Distributions payable 1,903,097
Accrued expenses 13,938
Cash overdraft 288,757
Payable for:
Investments purchased on a delayed-delivery basis 6,985,028
Investment advisory fees 1,933
Total Liabilities 9,192,753
Net Assets
Capital stock (beneficial interest) 514,480,689
Distributable earnings/(accumulated loss) 115,500
Total Net Assets $514,596,189
Shares of beneficial interest outstanding 514,480,689
Net asset value per share $1.00
* Securities held by the Trust are valued on the basis of amortized cost, which approximates fair value.

Thrivent Cash Management Trust
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended October 31, 2025
Cash
Management
Trust
Investment Income
Dividends $3,384,083
Interest 17,217,956
Total Investment Income 20,602,039
Expenses
Adviser fees 211,006
Administrative service fees 100,000
Audit and legal fees 42,191
Custody fees 16,117
Insurance expenses 4,093
Transfer agent fees 5,000
Trustees' fees 10,586
Pricing service fees 5,097
Other expenses 18,199
Total Expenses Before Reimbursement 412,289
Less:
Reimbursement from adviser (178,142)
Total Net Expenses 234,147
Net Investment Income/(Loss) 20,367,892
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 12,296
Class action settlements 38,807
Net Realized and Unrealized Gains/(Losses) 51,103
Net Increase/(Decrease) in Net Assets Resulting
From Operations $20,418,995

Thrivent Cash Management Trust
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Cash Management Trust
For the periods ended
10/31/2025 10/31/2024
Operations
Net investment income/(loss) $20,367,892 $21,942,679
Net realized gains/(losses) 51,103 52,116
Net Change in Net Assets Resulting From Operations
20,418,995 21,994,795
Distributions to Shareholders
From net investment income/net realized gains (20,367,893) (21,942,679)
Total Distributions to Shareholders
(20,367,893) (21,942,679)
Capital Stock Transactions
Sold 8,113,006,960 5,656,731,453
Redeemed (8,041,839,898) (5,574,383,331)
Total Capital Stock Transactions 71,167,062 82,348,122
Net Increase/(Decrease) in Net Assets 71,218,164 82,400,238
Net Assets, Beginning of Period 443,378,025 360,977,787
Net Assets, End of Period $514,596,189 $443,378,025
Capital Stock Share Transactions
Sold 8,113,006,960 5,656,731,453
Redeemed (8,041,839,898) (5,574,383,332)
Total Capital Stock Share Transactions
71,167,062 82,348,121

Thrivent Cash Management Trust
Notes to Financial Statements
October 31, 2025

(1) ORGANIZATION
Thrivent Cash Management Trust (the "Trust") was organized as a
Massachusetts Business Trust on August 4, 2004 and is registered as an open-end management investment company under the
Investment Company Act of 1940. The Trust is established solely for investment by other Thrivent entities. The Trust serves as an investment vehicle for cash collateral posted in exchange for loaned securities of mutual funds sponsored by Thrivent Financial for Lutherans, the Trust’s investment adviser (“Thrivent” or the
“Adviser”), and its affiliates. The Trust has entered into a Securities
Lending Agreement with Goldman Sachs Bank USA doing business as Goldman Sachs Agency Lending ("GSAL"). GSAL serves as
the lending agent to this securities lending program. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value (if any) as the Trustees may determine from time to time.
The Trust is an investment company which follows the accounting and reporting guidance of the Financial Accounting Standards
Board ("FASB") Accounting Standards Codification Topic 946 –
Financial Services – Investment Companies.
Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust's maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities are valued on the basis
of amortized cost (which approximates fair value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Investments in open-ended mutual funds are valued
at their net asset value at the close of each business day or fair valued pursuant to our valuation procedures if net asset value at the close of business day is not readily available. The Adviser follows procedures designed to help maintain a constant net asset value of
$1.00 per share.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Trust's investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities; typically categorized in this level are U.S. equity securities, futures and options.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically categorized in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments.
Federal Income Taxes
— No provision has been made for
income taxes because The Trust’s policy is to qualify as a regulated investment company under the Internal Revenue Code and
distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of The Trust to distribute an amount sufficient to avoid imposition of any federal excise tax. The Trust, accordingly, anticipates paying no federal taxes and no federal tax provision was recorded.
GAAP requires management of the Trust (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Trust include U.S. Federal, and certain state jurisdictions as well as certain foreign countries. The Trust's federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period.  State returns may be subject to examination for an additional year depending on the jurisdiction.
The Trust has no examinations in progress and none are expected at this time.
As of October 31, 2025, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Trust’s tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Expenses and Income
— Estimated expenses are accrued
daily.  The Trust is charged for those expenses that are directly attributable to it. Expenses that are not directly attributable to the Trust are allocated among all appropriate affiliated mutual funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Interest income is recorded daily on all debt securities, as is accretion of market discount, original issue discount and amortization of premium.

Thrivent Cash Management Trust
Notes to Financial Statements
October 31, 2025

Dividend income and capital gain distributions are recorded on the ex-dividend date.  Non-cash income, if any, is recorded at the fair market value of the securities received.
Distributions to Shareholders
— Net investment income is
distributed to each shareholder as a dividend. Dividends from the
Trust are declared daily and distributed monthly. Distributions from net long-term capital gains, if any, will be made at least annually.
Repurchase Agreements
— The Trust may engage in repurchase
agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Trust uses a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Trust could incur a loss due to a drop in the value of the security during the time it takes the Trust to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Trust may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser to be creditworthy. During the year ended October 31, 2025, the
Trust participated in this type of investment.
The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
Contingent Liabilities
—  In the event of adversary action
proceedings where the Trust is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.
For the year ended October 31, 2025, no contingent liabilities were reported.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.
Litigation
— Awards from class action litigation are recorded as
a reduction of cost if the Trust still owns the applicable securities on the payment date.  If the Trust no longer owns the applicable securities, the proceeds are recorded as realized gains.
Recent Accounting Pronouncements
— In December 2023,
the FASB issued Accounting Standards Update ("ASU") 2023-09
- Improvements to Income Tax Disclosures, which amends
quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after
December 15, 2024, and early adoption is permitted.  At this time, management is evaluating the implications of these changes on the financial statements and does not expect a material impact.
Other
— For financial statement purposes, investment security
transactions are accounted for on the trade date.  Realized gains or losses on sales are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Trust pays Thrivent Financial
a fee for its advisory services. The annual rate of fees under the
Investment Advisory Agreement is calculated at 0.045% of the average daily net assets of the Trust.
The Adviser has agreed to voluntarily reimburse the Trust for all expenses in excess of 0.05% of average daily net assets. This voluntary expense reimbursement may be discontinued by the
Adviser at any time.
Other Fees
— The Trust has entered into an administration and
accounting services agreement with Thrivent Financial pursuant to which Thrivent Financial provides certain administrative and accounting personnel and services. The Trust pays an annual fixed fee to Thrivent Financial.  These fees are accrued daily and paid monthly.  For the year ended October 31, 2025, Thrivent Financial received aggregate fees for administrative and accounting
personnel and services of $100,000 from the Trust.
The Trust has entered into an agreement with Thrivent Financial
Investor Services Inc. ("Thrivent Investor Services") to provide
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Portfolio
Gross Amounts
of Recognized
Assets
Gross
Amounts
Offset
Net Amounts
of Recognized
Assets
Financial
Instruments
Cash
Collateral
Received
Non-Cash
Collateral
Received Net Amount
Cash Management Trust
Repurchase Agreements 30,000,000 – 30,000,000 30,000,000 – – –

Thrivent Cash Management Trust
Notes to Financial Statements
October 31, 2025

transfer agency services necessary to the Trust.  These fees are accrued daily and paid monthly. For the year ended October 31,
2025, Thrivent Investor Services received $5,000 for transfer agent services from the Trust.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent Mutual Funds, except for Thrivent Money Market as it is not eligible for the deferral plan.
The value of each participant's deferred compensation account will increase or decrease as if it were invested in shares of a particular series of Thrivent Mutual Funds. Each participant's fees as well as the change in value are included in Trustee fees in the Statement of Operations. The deferred fees remain in the appropriate series of Thrivent Mutual Funds until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the
Statement of Assets and Liabilities, if any, is unsecured.
Those trustees not participating in the above plan received
$10,656 in fees from the Trust during the year ended October
31, 2025. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investor
Services and Thrivent Distributors, LLC.; however they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— The Trust may invest in
other mutual funds. Fees and expenses of those underlying funds are not included in the Trust’s expense ratio. The Trust indirectly bears its proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.
(4) SEGMENT REPORTING
In accordance with FASB Accounting Standards Update ("ASU")
2023-07, Segment Reporting (Topic 280) - Improvements to
Reportable Segment Disclosures ("ASU 2023-07"), management
evaluates the business activities to determine the segment reporting needed for the Trust. The intent of ASU 2023-07 is to enable investors to better understand an entity's overall performance and to assess its potential future cash flows through improved segment disclosures.
An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete
financial information available. The Principal Officers of the Trust, consisting of the President as the Principal Executive Officer and
the Treasurer as the Principal Financial and Accounting Officer,
jointly act as the Trust's CODMs. Management has determined
that the Trust is a single operating segment because the CODMs monitor the net increase or decrease in net assets resulting from operations of the Trust as a whole and the Trust's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Trust's portfolio managers as a team. As an investment company, the Trust primarily engages in investing in securities to generate a return on investment for shareholders.
The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust's Schedule of Investments,
Statement of Changes in Net Assets and Financial Highlights. Trust
net assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Net Assets” and significant trust expenses are listed on the accompanying Statement of Operations.
(5) FEDERAL INCOME TAX INFORMATION
During the year ended October 31, 2025 and the year ended
October 31, 2024, the Trust distributed $20,365,396 and $21,934,589 from ordinary income, respectively. During the year ended October
31, 2025 and the year ended October 31, 2024, the Trust distributed
$2,497 and $8,090 from long-term gains, respectively.   At October
31, 2025, undistributed ordinary income for tax purposes was
$115,500.
(6) RELATED PARTY TRANSACTIONS
As of October 31, 2025, related parties held 100% of the
outstanding shares of the Trust.  Subscription and redemption activity by concentrated accounts may have a significant effect on the operation of the Trust.  In the case of a large redemption, the Trust may be forced to sell investments at inopportune times, resulting in additional losses for the Trust and a portfolio with a higher percentage of less liquid or illiquid securities.
(7) SUBSEQUENT EVENTS
Management of the Trust has evaluated the impact of subsequent events through the date the financial statements were issued, and has determined that no additional items require disclosure.
(8) PRINCIPAL RISKS
Investing in the Trust involves risks.  The following is an alphabetical list of principal risks associated with investing in the Trust.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Trust is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Trust.
Cybersecurity Risk
— The Trust and its service providers
may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events.
Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive

Thrivent Cash Management Trust
Notes to Financial Statements
October 31, 2025

information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to, fund accountants, custodians, and transfer agents) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Trust’s ability to calculate its NAV, corrupting data or preventing parties from sharing information necessary for the Trust’s operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Trust or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Trust may invest, which could result in material adverse consequences for such issuers and may cause the Trust’s investments in such companies to lose value. While the
Trust’s service providers have established business continuity and incident response plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Trust cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Trust or its shareholders. Although the
Trust attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Trust or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in the
Trust’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and the Trust and its shareholders may bear costs tied to these risks.
Government Securities Risk
— The Trust invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. Government securities will not have the funds to meet their payment obligations in the future.
Interest Rate Risk
— Interest rate risk is the risk that prices of debt
securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations
(a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Trust may be subject to a greater risk of rising interest rates. A weak economy, strong equity markets, or changes by the Federal Reserve in its monetary policies may cause short-term interest rates to increase and affect the Trust’s ability to maintain a stable share price.
Investment Adviser Risk
— The Trust is actively managed and the
success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Trust invests. This assessment of potential Trust investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Trust’s investment objective.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Trust’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Trust’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns,
the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Money Market Fund Risk
— You could lose money by investing
in the Trust. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Trust is not a deposit or other obligation of Thrivent
Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The Trust’s sponsor is not required to reimburse the Trust for losses, and you should not expect that the sponsor will provide financial support to the Trust at any time, including during periods of market stress. While the Board of
Trustees may implement procedures to impose a discretionary
liquidity fee upon the sale of your shares in the future, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Trust's policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.
Other Funds Risk
— Because the Trust invests in other funds,
the performance of the Trust is dependent, in part, upon the performance of other funds in which the Trust may invest. As a

Thrivent Cash Management Trust
Notes to Financial Statements
October 31, 2025

result, the Trust is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that are borne by the Trust.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Trust. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and
self-regulatory organizations, and exchanges, which are authorized to take extraordinary actions in the event of market emergencies.
The regulatory environment for the Trust is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Trust’s interpretation of the application of certain regulations, may adversely affect the ability of the Trust to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Trust.
Repurchase Agreement Risk
— A repurchase agreement, or
repo, is a form of short-term borrowing that allows a dealer to sell securities to an investor, such as the Trust, and buy them back
(usually the next day) at a slightly higher price. If the seller of a repurchase agreement defaults or is otherwise unable to fulfill its obligations, the Trust may incur losses as a result of selling the underlying securities, enforcing its rights, or a decline in the value of collateral.

Thrivent Cash Management Trust
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
CASH MANAGEMENT TRUST
Year Ended 10/31/2025 $ 1.00 $ 0.04 $ 0.00 $ 0.04 $ (0.04) $ –
Year Ended 10/31/2024 1.00 0.05 0.00 0.05 (0.05) –
Year Ended 10/31/2023 1.00 0.05 0.00 0.05 (0.05) –
Year Ended 10/31/2022 1.00 0.01 0.00 0.01 (0.01) 0.00
Year Ended 10/31/2021 1.00 0.00 0.00 – 0.00 0.00
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
* All per share amounts have been rounded to the nearest cent.

Thrivent Cash Management Trust
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (0.04) $ 1.00 4.46% $ 514.6 0.05% 4.34% 0.09% 4.31% N/A
(0.05) 1.00 5.41% 443.4 0.05% 5.29% 0.09% 5.25% N/A
(0.05) 1.00 4.95% 361.0 0.05% 4.83% 0.09% 4.79% N/A
(0.01) 1.00 1.02% 466.1 0.05% 0.81% 0.08% 0.79% N/A
0.00 1.00 0.03% 554.0 0.05% 0.02% 0.08% 0.00% N/A

Changes in and Disagreements with Accountants
None during the reporting period.

Proxy Disclosures
None during the reporting period.

Remuneration Paid to Directors, Officers, and Others
The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
None during the registrant’s most recent fiscal half-year.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None during the registrant’s most recent fiscal half-year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees since the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures

(a)           Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1)     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: See EX-99.CODE filed herewith.

(a)(2)     Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed: Not applicable.

(a)(3)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT filed herewith.

(a)(4)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(5)     Change in the registrant’s independent public accountant: Not applicable.

(b)           If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  December 29, 2025                                             Thrivent Cash Management Trust

By: /s/ Michael W. Kremenak
Michael W. Kremenak
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  December 29, 2025                                                            By: /s/ Michael W. Kremenak
Michael W. Kremenak
President
(principal executive officer)

Date:  December 29, 2025                                                            By: /s/ Sarah L. Bergstrom
Sarah L. Bergstrom
Treasurer and Principal Accounting Officer
(principal financial officer)